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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                               PLEASE PRINT OR TYPE.

_______________________________________________________________________________
1. Name and address of issuer:

     Separate Account VA-K of Allmerica Financial Life Insurance and
                                    Annuity Company
                     (formerly named SMA Life Assurance Company),
                                   440 Lincoln Street,
                                   Worcester, MA  01653
_______________________________________________________________________________
2. Name of each series or class of funds for which this notice is filed:

                        Units of Separate Account


_______________________________________________________________________________
3. Investment Company Act File Number: 811-6293


   Securities Act File Number: 33-44830
_______________________________________________________________________________
4. Last day of fiscal year for which this notice is filed:

                         December 31, 1995
_______________________________________________________________________________
5. Check box if this notice is being filed for more that 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 2(a)(1), if applicable.

                          Not Applicable

_______________________________________________________________________________
6. Date of termination of issuer's declaration under Rule 24f-2 (1), if applicable.
                          Not Applicable


_______________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                   None

_______________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2;

                                   None

_______________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:

                               $143,444,519

_______________________________________________________________________________
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_______________________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                               $143,444,519

 ______________________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                 None

_______________________________________________________________________________
12. Calculation of registration fee:

      (i) Aggregate sale price of securities sold during           $143,444,519
          the fiscal year in reliance on Rule 24f-2                ____________
          (from item 10):

     (ii) Aggregate price of shares issued in connection         + $     --
          with dividend reinvestment plans (from Item 11,          ____________
          if applicable):

    (iii) Aggregate price of shares redeemed or repurchased      - $ 96,719,362
          during the fiscal year (if applicable):                  ____________

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
          pursuant to Rule 24e-2 (if applicable):                + $    --
                                                                   ____________

      (v) Net aggregate price of securities sold and issued
          during the fiscal year in reliance on Rule 24f-2.
          (Line (i), plus line (ii), less line (iii), plus
          line (iv) If applicable):                              = $ 46,725,157
                                                                   ____________

     (vi) Multiplier prescribed by Section 6 (b) of the
          Securities Act of 1933 or other applicable law or
          regulation:                                            x   1/29 of 1%
                                                                   ____________

    (vii) Fee due {line (i) or line (v) multiplied by
          line (vi)} =                                             $     16,113
                                                                   ____________

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                       February 28, 1996
_______________________________________________________________________________
                                 SIGNATURES



This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.


BY (Signature and Title):     /s/ Sheila B. St. Hilaire
                              -------------------------
                              Sheila B. St. Hilaire
                              Counsel


Date: February 28, 1996
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